RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (Q3) (Details) - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)	13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Diluted weighted average shares outstanding (in shares)	13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Basic net loss per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted net loss per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Class B Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)	3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Diluted weighted average shares outstanding (in shares)	3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Basic net loss per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted net loss per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
As Previously Reported [Member] | Class A Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)		11,165,366	10,919,966	11,334,984	11,043,344
Diluted weighted average shares outstanding (in shares)		11,165,366	10,919,966	11,334,984	11,043,344
Basic net loss per share (in dollars per share)		$ 0	$ 0	$ 0	$ 0
Diluted net loss per share (in dollars per share)		$ 0	$ 0	$ 0	$ 0
As Previously Reported [Member] | Class B Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)		5,365,884	5,611,284	2,684,663	5,487,906
Diluted weighted average shares outstanding (in shares)		5,365,884	5,611,284	2,684,663	5,487,906
Basic net loss per share (in dollars per share)		$ (0.44)	$ 0.44	$ (0.31)	$ 0.02
Diluted net loss per share (in dollars per share)		$ (0.44)	$ 0.44	$ (0.31)	$ 0.02
Adjustments [Member] | Class A Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)		2,059,634	2,305,034	(9,978,574)	2,181,656
Diluted weighted average shares outstanding (in shares)		2,059,634	2,305,034	(9,978,574)	2,181,656
Basic net loss per share (in dollars per share)		$ (0.14)	$ 0.15	$ (0.10)	$ 0.01
Diluted net loss per share (in dollars per share)		$ (0.14)	$ 0.15	$ (0.10)	$ 0.01
Adjustments [Member] | Class B Common Stock [Member]
Statement of operations [Abstract]
Basic weighted average shares outstanding (in shares)		(2,059,634)	(2,305,034)	234,568	(2,181,656)
Diluted weighted average shares outstanding (in shares)		(2,059,634)	(2,305,034)	234,568	(2,181,656)
Basic net loss per share (in dollars per share)		$ 0.30	$ (0.29)	$ 0.21	$ (0.01)
Diluted net loss per share (in dollars per share)		$ 0.30	$ (0.29)	$ 0.21	$ (0.01)